Leases - Summary of Quantitative Information about Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Beginning balance	$ 69,038	$ 49,600
Acquired in Greenstone Acquisition	21,509	0
Additions	59,799	44,529
Disposals	(7,122)	(460)
Depreciation	(21,555)	(24,631)
Ending balance	$ 121,669	$ 69,038